INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Current tax expense	280	510	111	366
Deferred tax (income) / expense	(3)	46	—	19
Total income tax expense	277	556	111	385

Schedule of effective income tax rate reconciliation
The income taxes differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Effect of movement in deferred tax balances	(3)	46	—	19
Effect of taxable income in various countries	280	510	111	366
Total tax expense	277	556	111	385